Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

NOTE 4 – INTANGIBLE ASSETS, net

Intangible assets, net, consists of the following as of:

	June 30, 2019 (Unaudited)	December 31, 2018
Patents	$585,589	$578,326
Less accumulated amortization	(311,540)	(292,512)
	274,049	285,814
Patents pending	155,811	148,720
Total intangible assets, net	$429,860	$434,534

Patents are amortized straight-line over a period of fifteen years. Amortization expense was $7,766 and $19,028 for the three and six-months ended June 30, 2019, respectively. Amortization expense was $6,717 and $15,235 for the three and six-months ended June 30, 2018, respectively.

The Company has capitalized costs for several patents that are still pending. In those instances, the Company has not recorded any amortization. The Company will commence amortization when these patents are approved.

The Company owns 28 issued patents, including 14 in the United States and 14 others in Europe, Canada, China, India, Japan, and Hong Kong. These patents will expire beginning in 2023 through 2028, subject to any patent term extensions of the individual patent. The Company has 1 patent application pending in the United States and 2 foreign patent applications pending in Europe and Brazil.

NOTE 5 – INTANGIBLE ASSETS, net

Intangible assets, net, consists of the following as of December 31:

	2018	2017
Patents	$578,326	$493,027
Less accumulated amortization	(292,512)	(263,843)
	285,814	229,184
Patents pending	148,720	197,426
Total intangible assets, net	$434,534	$426,610

Patents are amortized straight-line over a period of fifteen years. Amortization expense was $28,669 and $23,568 for the years ended December 31, 2018 and 2017, respectively.

The Company has capitalized costs for several patents that are still pending. In those instances, the Company has not recorded any amortization. The Company will commence amortization when these patents are approved.

The Company owns 28 issued patents, including 14 in the United States and 14 others in Europe, Canada, China, India, Japan, and Hong Kong. These patents will expire beginning in 2023 through 2028, subject to any patent term extensions of the individual patent. The Company has 1 patent application pending in the United States and 2 patent applications pending in Europe and Brazil.